Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Schedule of transactions and balances with related parties
(€ million)
	December 31, 2023			2023
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	1	194			308
Cardón IV SA	24	142		4	1
Coral FLNG SA	4		1,327	6
Azule Group	113	475	3,156	86	2,146
Saipem Group	5	235	9	6	768
SeaCorridor Group	29	29		1	357
Vårgrønn Group			1,321
Karachaganak Petroleum Operating BV	17	250			1,183
Mellitah Oil & Gas BV	49	20		16	517
Petrobel Belayim Petroleum Co	58	885			870
Società Oleodotti Meridionali SpA	11	473		19	12
Société Centrale Electrique du Congo SA	74			79
Vår Energi ASA	51	764	2,013	58	4,487	(165)
Other (*)	62	73	19	83	203
	498	3,540	7,845	358	10,852	(165)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			183
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	152	4	1	12
Other	13	10	12	13	30
	165	14	196	25	30
	663	3,554	8,041	383	10,882	(165)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	5	33		2	69
Enel Group	95	168		93	497	(109)
Italgas Group	1	149		8	(20)
Snam Group	245	352		1,157	1,625
Terna Group	85	61		400	317	8
GSE - Gestore Servizi Energetici	230	219		2,104	1,875	283
ITA Airways - Italia Trasporto Aereo SpA	5			238
Other (*)	11	68		52	38
	677	1,050		4,054	4,401	182
Other related parties	1	2		1	36
Groupement Sonatrach – Eni «GSE»	222	212		40	569
	1,563	4,818	8,041	4,478	15,888	17

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2022			2022
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	17	71			224
Angola LNG Ltd					79
Coral FLNG SA	10		1,378	12
Azule Group	320	517	3,268	46	1,152
Saipem Group	3	195	9	9	452
Vårgrønn Group			1,259
Karachaganak Petroleum Operating BV	27	251			1,347
Mellitah Oil & Gas BV	58	144		9	234
Petrobel Belayim Petroleum Co	33	595			944
Société Centrale Electrique du Congo SA	47			74
Società Oleodotti Meridionali SpA	6	433		16	14
Vår Energi ASA	58	722	2,378	84	4,085	(597)
Other(*)	127	76	9	167	338
	706	3,004	8,301	417	8,869	(597)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			190
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	139	4	1	15
Other	8	10	11	7	15
	147	14	202	22	15
	853	3,018	8,503	439	8,884	(597)
Entities controlled by the Government
Cassa Depositi e Prestiti Group	2	47		3	86
Enel Group	438	264		97	275	484
Italgas Group	218	8		84
Snam Group	763	25		1,767	873
Terna Group	119	159		612	701	(18)
GSE - Gestore Servizi Energetici	207	225		7,786	4,039	3,437
ITA Airways - Italia Trasporto Aereo SpA	3			179
Other	12	35		27	33
	1,762	763		10,555	6,007	3,903
Other related parties		2		1	39
Groupement Sonatrach – Eni «GSE»	179	114		33	417
	2,794	3,897	8,503	11,028	15,347	3,306

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2021			2021
Name	Receivables and other assets	Payables and other liabilities	Guarantees	Revenues	Costs	Other operating (expense) income
Joint ventures and associates
Agiba Petroleum Co	13	57			189
Angola LNG Ltd					73
Angola LNG Supply Services Llc			179
Coral FLNG SA	17		1,260	43
Saipem Group	4	134	9	28	174
Karachaganak Petroleum Operating BV	24	213			989
Mellitah Oil & Gas BV	65	290		3	263
Petrobel Belayim Petroleum Co	24	391		2	651
Société Centrale Electrique du Congo SA	50			66
Societa' Oleodotti Meridionali SpA	6	396		18	12
Vår Energi AS	62	526	495	104	2,224	(409)
Other(*)	137	53	2	95	234
	402	2,060	1,945	359	4,809	(409)
Unconsolidated entities controlled by Eni
Eni BTC Ltd			179
Industria Siciliana Acido Fosforico - ISAF SpA (in liquidation)	124	1	1	13
Other	10	5	10	8	10
	134	6	190	21	10
	536	2,066	2,135	380	4,819	(409)
Entities controlled by the Government
Enel Group	583	461		41	417	373
Italgas Group	1	49		3	560
Snam Group	160	152		159	1,013	1
Terna Group	51	85		203	309	4
GSE - Gestore Servizi Energetici	311	125		2,216	1,238	766
Other(*)	10	33		20	60
	1,116	905		2,642	3,597	1,144
Other related parties		2			33
Groupement Sonatrach – Agip «GSA» and Organe Conjoint des Opérations «OC SH/FCP»	170	79		30	222
	1,822	3,052	2,135	3,052	8,671	735

(*) Each individual amount included herein was lower than €50 million.

Schedule of financing transactions and balances with related parties
(€ million)
	December 31, 2023			2023
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Other Gain (loss) from Investments
Joint ventures and associates
Coral FLNG SA	453			15
Coral South FLNG DMCC			1,448
Saipem Group		56			8
Mozambique Rovuma Venture SpA	1,339	170		101
Other	49	13	1	39	14	1
	1,841	239	1,449	155	22	1
Unconsolidated entities controlled by Eni
Other	7	38		1	1
	7	38		1	1
Entities controlled by the Government
Cassa Depositi e Prestiti Group		56			2
Snam Group						443
Other	14	2			3	1
	14	58			5	444
	1,862	335	1,449	156	28	445

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2022			2022
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes and derivative financial instruments	Finance Expenses	Gain on disposals
Joint ventures and associates
Coral FLNG SA	356				140
Coral South FLNG DMCC			1,499	1	1
Mozambique Rovuma Venture SpA	1,187	57		48	5
Saipem Group		100		16	3
Other(*)	96	28	2	91	10
	1,639	185	1,501	156	159
Unconsolidated entities controlled by Eni
Other	8	31		5	4
	8	31		5	4
Entities controlled by the Government
Enel Group		176
Italgas Group						30
Other	10	40		1	1
	10	216		1	1	30
	1,657	432	1,501	162	164	30

(*) Each individual amount included herein was lower than €50 million.

(€ million)
	December 31, 2021			2021
Name	Receivables and cash and cash equivalents	Payables	Guarantees	Finance incomes	Finance Expenses
Joint ventures and associates
Cardón IV SA	199	2		37
Coral FLNG SA	383			4	1
Coral South FLNG DMCC			1,413	2
Mozambique Rovuma Venture SpA	1,008	72
Other(*)	70	43		35	43
	1,660	117	1,413	78	44
Unconsolidated entities controlled by Eni
Other	38	34		1	1
	38	34		1	1
Entities controlled by the Government
Enel Group		109
Other	2	17			1
	2	126			1
	1,700	277	1,413	79	46

(*) Each individual amount included herein was lower than €50 million.

Schedule of impact of transactions and positions with related parties on balance sheet
(€ million)
	December 31, 2023			December 31, 2022
	Total	Related parties	Impact %	Total	Related parties	Impact %
Cash and cash equivalents	10,193	3	0.03	10,155	10	0.10
Other current financial assets	896	19	2.12	1,504	16	1.06
Trade and other receivables	16,551	1,363	8.24	20,840	2,427	11.65
Other current assets	5,637	32	0.57	12,821	341	2.66
Other non-current financial assets	2,301	1,840	79.97	1,967	1,631	82.92
Other non-current assets	3,393	168	4.95	2,236	26	1.16
Short-term debt	4,092	222	5.43	4,446	307	6.91
Current portion of long-term debt	2,921	21	0.72	3,097	36	1.16
Current portion of non-current lease liabilities	1,128	21	1.86	884	35	3.96
Trade and other payables	20,654	4,245	20.55	25,709	3,203	12.46
Other current liabilities	5,579	62	1.11	12,473	232	1.86
Long-term debt	21,716	65	0.30	19,374	26	0.13
Non-current lease liabilities	4,208	6	0.14	4,067	28	0.69
Other non-current liabilities	4,096	511	12.48	3,234	462	14.29

Schedule of impact of transactions with related parties on the profit and loss accounts
(€ million)
	2023			2022			2021
	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Sales from operations	93,717	4,322	4.61	132,512	10,872	8.20	76,575	3,000	3.92
Other income and revenues	1,099	156	14.19	1,175	156	13.28	1,196	52	4.35
Purchases, services and other	(73,836)	(15,885)	21.51	(102,529)	(15,327)	14.95	(55,549)	(8,644)	15.56
Net (impairments) reversals of trade and other receivables	(249)	5	..	47	(2)	..	(279)	(6)	2.15
Payroll and related costs	(3,136)	(8)	0.26	(3,015)	(18)	0.60	(2,888)	(21)	0.73
Other operating income (expense)	478	17	3.56	(1,736)	3,306	..	903	735	81.40
Finance income	7,417	155	2.09	8,450	160	1.89	3,723	79	2.12
Finance expense	(8,113)	(28)	0.35	(9,333)	(164)	1.76	(4,216)	(46)	1.09
Derivative financial instruments	(61)	1	..	13	2	15.38	(306)
Other income (expense) from investments	1,108	445	40.16	3,623	30	0.83	223

Schedule of main cash flows with related parties
(€ million)	2023	2022	2021
Revenues and other income	4,478	11,028	3,052
Costs and other expenses	(13,539)	(13,749)	(7,814)
Other operating income (loss)	17	3,306	735
Net change in trade and other receivables and payables	1,916	(431)	(342)
Net interests	117	69	38
Net cash provided from operating activities	(7,011)	223	(4,331)
Capital expenditure in tangible and intangible assets	(2,349)	(1,596)	(851)
Disposal of investments	440	165
Net change in accounts payable and receivable in relation to investments	504	1,480	(20)
Change in financial receivables	(290)	(81)	(105)
Net cash used in investing activities	(1,695)	(32)	(976)
Change in financial and lease liabilities	(162)	(88)	(13)
Net cash used in financing activities	(162)	(88)	(13)
Change in cash and cash equivalents	(7)	8	2
Total financial flows to related parties	(8,875)	111	(5,318)

Schedule of impact of cash flows with related parties
(€ million)
	2023			2022			2021
	Total	Related parties	Impact %	Total	Related parties	Impact %	Total	Related parties	Impact %
Net cash provided from operating activities	15,119	(7,011)	..	17,460	223	1.28	12,861	(4,331)	..
Net cash used in investing activities	(9,365)	(1,695)	18.10	(7,018)	(32)	0.46	(12,022)	(976)	8.12
Net cash used in financing activities	(5,668)	(162)	2.86	(8,542)	(88)	1.03	(2,039)	(13)	0.64